Lease Transactions (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Sales type and direct financing leases:
Finance income on net investment	¥ 68,780	¥ 61,812
Operating leases:
Lease income	3,937	1,799
Total	¥ 72,717	¥ 63,611